CONSOLIDATED BALANCE SHEETS (Parenthetical) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common stock, shares authorized without par value	Unlimited	Unlimited
Common stock, par value
Common stock, shares issued	175.4	173.9
Common stock, shares outstanding	175.4	173.9
First preferred stock, shares authorized	Unlimited	Unlimited
Second preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares outstanding